Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
ASSETS
Cash and due from banks	$ 13,042	$ 12,579
Interest-bearing deposits in other banks	18,027	36,729
Cash and Cash Equivalents	31,069	49,308
Securities available for sale, at fair value	9,591	18,314
Securities held to maturity, at cost (fair value of $356,320 at March 31, 2016 and $409,554 at March 31, 2015):	347,871	400,561
Loans receivable	784,589	644,559
Allowance for loan losses	(4,360)	(3,475)
Net Loans	780,229	641,084
Bank owned life insurance	56,162	55,858
Premises and equipment	8,081	7,108
Federal Home Loan Bank of New York stock	11,665	6,041
Interest receivable	3,112	3,274
Other assets	5,347	5,376
Total Assets	1,253,127	1,186,924
Deposits:
Non-interest bearing	17,937	12,897
Interest bearing	676,725	686,579
Total Deposits	694,662	699,476
Advances from Federal Home Loan Bank of New York	231,500	107,500
Advance payments by borrowers for taxes and insurance	7,336	6,837
Other liabilities and accrued expenses	4,352	5,110
Total Liabilities	$ 937,850	$ 818,923
Commitments and Contingencies
Stockholders' Equity
Preferred stock ($.01 par value), 10,000,000 shares authorized; none issued or outstanding	$ 0	$ 0
Common stock ($.01 par value), 85,000,000 shares authorized; 24,000,043 issued and outstanding at March 31, 2016; 27,325,847 issued and outstanding at March 31, 2015	240	273
Paid-in capital	222,752	275,341
Deferred compensation obligation under Rabbi Trust	412	273
Retained earnings	103,120	105,032
Common stock acquired by Employee Stock Ownership Plan ("ESOP")	(11,184)	(12,437)
Accumulated other comprehensive income (loss)	172	(481)
Stock held by Rabbi Trust	(235)	0
Total Stockholders' Equity	315,277	368,001
Total Liabilities and Stockholders' Equity	$ 1,253,127	$ 1,186,924